SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended		1 Months Ended
	May 31, 2012 CEO [Member]	Apr. 30, 2007 Warrant Transaction for Consulting Services [Member]	Dec. 31, 2012 Senior Advisor [Member]	Jan. 31, 2014 Subsequent Event [Member] 4 Independent Directors [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 2 [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 3 [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 4 [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 New Employee 5 [Member]	Mar. 31, 2014 Subsequent Event [Member] CEO [Member]	Mar. 31, 2014 Subsequent Event [Member] Warrant Transaction for Consulting Services [Member]	Jan. 31, 2014 Subsequent Event [Member] Senior Advisor [Member]
Subsequent Event [Line Items]
Option granted, shares (upper limit)	500,000		125,000	50,000	30,000	75,000	50,000	125,000	30,000	40,000
Option granted, purchase price	$ 1.30		$ 0.93	$ 0.715	$ 0.92	$ 0.92	$ 0.92	$ 0.92	$ 0.92	$ 0.92
Option granted, expiration date				10 years	10 years	10 years	10 years	10 years	10 years	10 years	5 years	5 years
Option granted, value	$ 613,805		$ 97,692	$ 29,440	$ 23,865	$ 59,792	$ 39,862	$ 98,565	$ 22,771	$ 30,362
Vesting immediately			31,256	20,000							25,000	25,000
Number of common shares that can be purchased through warrant		900,000									100,000	100,000
Exercise of warrants, price per share		0.25									0.92	0.715
Fair value of warrant		$ 604,416									$ 66,936	$ 53,313
Option granted, number of shares vesting in installments	125,000		7,812	10,000	3,750	9,375	6,250	15,625	7,500	10,000	7,500	7,500
Frequency of vesting installments	Quarterly		Monthly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Monthly